Acquisitions and Dispositions - Preliminary Purchase Price Allocation to Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 08, 2014	Jun. 20, 2012
Gallatin Steel Company [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 67,150
Gallatin Steel Company [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	58,250
Weighted - Average Life	20 years
Gallatin Steel Company [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	8,900
Weighted - Average Life	5 years
Skyline Steel LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		215,600
Skyline Steel LLC [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		184,500
Weighted - Average Life		17 years
Skyline Steel LLC [Member] | Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		28,500
Weighted - Average Life		20 years
Skyline Steel LLC [Member] | Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 2,600
Weighted - Average Life		3 years